[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694
MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
DEBT INSTRUMENTS (96.9%)
Argentina (3.4%)
Sovereign (3.4%)
Republic of Argentina
6.00%, 3/31/23	$ (a)1,724	$909
11.375%, 3/15/10	(a)1,960	603
11.375%, 1/30/17	(a)639	198
11.75%, 4/7/09	(a)11,540	3,549
11.75%, 6/15/15	(a)310	95
Republic of Argentina (Linked Variable Rate)
82.329%, 4/10/05	(a)(b)7,090	2,464
		7,818
Brazil (16.3%)
Sovereign (16.3%)
Federative Republic of Brazil
2.063%, 4/15/24	(b)5,280	4,646
6.00%, 4/15/24	(b)1,490	1,335
8.00%, 4/15/14	(c)8,725	8,633
8.875%, 4/15/24	4,435	4,258
10.50%, 7/14/14	3,920	4,375
11.00%, 8/17/40	3,250	3,647
14.50%, 10/15/09	8,360	10,826
		37,720
Bulgaria (1.7%)
Sovereign (1.7%)
Republic of Bulgaria
8.25%, 1/15/15	(d)1,699	2,102
Republic of Bulgaria (Registered)
8.25%, 1/15/15	1,490	1,844
		3,946
Chile (2.0%)
Corporate (2.0%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(d)4,170	4,658
Colombia (2.4%)
Sovereign (2.4%)
Republic of Colombia
9.75%, 4/9/11	2,987	3,390
10.375%, 1/28/33	1,050	1,144
11.75%, 2/25/20	865	1,062
		5,596
India (0.0%)
Corporate (0.0%)
Surashtra Cement and Chemical Ltd.
19.00% (expired maturity)	(a)(e)30,000	@—

Indonesia (2.8%)
Corporate (2.8%)
Pindo Deli Finance (Mauritius)
10.75%, 10/1/07	(a)(d)11,610)	3,628
Tjiwi Kimia Finance Mauritius Ltd.
10.00%, 8/1/04	(a)2,130	879
Tjiwi Kimia International Global Bond
13.25%, 8/1/49	(a)4,990	2,058
		6,565
Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
2.00%, 3/29/18	(a)2,045	368
Malaysia (1.9%)
Sovereign (1.9%)
Government of Malaysia
8.75%, 6/1/09	3,740	4,485
Mexico (20.3%)
Corporate (8.0%)
Pemex Project Funding Master Trust
3.18%, 6/15/10	(b)(d)4,250	4,305
9.125%, 10/13/10	4,040	4,818
Petroleos Mexicanos
9.50%, 9/15/27	4,650	5,681
Petroleos Mexicanos (Registered)
8.625%, 12/1/23	1,740	1,971
Satelites Mexicanos SA de CV, ‘B’
10.125%, 11/1/04	(a)3,343	1,788
		18,563
Sovereign (12.3%)
United Mexican States
8.00%, 9/24/22	1,200	1,356
8.125%, 12/30/19	2,010	2,311
8.375%, 1/14/11	(c)10,210	11,997
10.375%, 2/17/09	3,430	4,227
11.50%, 5/15/26	5,639	8,501
		28,392
		46,955
Nigeria (1.2%)
Sovereign (1.2%)
Central Bank of Nigeria
6.25%, 11/15/20	(f)3,000	2,828

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Panama (1.9%)
Sovereign (1.9%)
Republic of Panama
9.375%, 4/1/29	$1,890	$2,127
9.625%, 2/8/11	1,870	2,155
		4,282
Peru (2.4%)
Sovereign (2.4%)
Republic of Peru
4.50%, 3/7/17	(b)1,700	1,509
8.375%, 5/3/16	1,610	1,682
9.875%, 2/6/15	1,965	2,270
		5,461
Philippines (7.3%)
Sovereign (7.3%)
Republic of Philippines
9.00%, 2/15/13
8.875%, 3/17/15	10,500	10,513
9.875%, 1/15/19	2,360	2,442
10.625%, 3/16/25	3,540	3,797
		16,752
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30	1,260	1,818
Russia (19.0%)
Sovereign (19.0%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14	4,250	4,792
Russian Federation
5.00%, 3/31/30	(d)(f)4,684	4,532
Russian Federation (Registered)
5.00%, 3/31/30	(f)12,445	12,041
8.25%, 3/31/10	3,760	4,110
11.00%, 7/24/18	7,051	9,202
12.75%, 6/24/28	6,080	9,287
		43,964
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.375%, 4/25/12	750	856
Turkey (7.7%)
Sovereign (7.7%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06	1,690	1,760
Zero Coupon, 2/23/06	2,210	2,174
Zero Coupon, 2/23/06	4,680	4,709
Republic of Turkey
11.00%, 1/14/13	4,770	5,873
11.50%, 1/23/12	2,700	3,375
		17,891
Ukraine (1.1%)
Sovereign (1.1%)
Republic of Ukraine
5.33%, 8/5/09	(b)(d)2,480	2,517
Venezuela (4.1%)
Sovereign (4.1%)
Republic of Venezuela
8.50%, 10/8/14	1,510	1,480
9.375%, 1/13/34	2,380	2,357
10.75%, 9/19/13	(d)4,890	5,506
		9,343
TOTAL DEBT INSTRUMENTS (Cost $218,361)		223,823

No. of Warrants
WARRANTS (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	(e)(g)8,750	@—
Venezuela (0.0%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	(b)(g)11,350	@—
TOTAL WARRANTS
(Cost $@—)		@—

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
SHORT-TERM INVESTMENTS (3.1%)
United States (3.1%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc, 1.60%, dated 9/30/04, due 10/1/04, repurchase price $7,054 (cost $7,054)	$	(h)7,054	$7,054
TOTAL INVESTMENTS + (100.0%) (Cost $225,415)			230,877
LIABILITIES LESS OTHER ASSETS			(8,479)
TOTAL NET ASSETS			$222,398

(a)           Security is in default.

(b)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2004.

(c)           Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2004. See note A-3 to financial statements.

(d)           144A Security - Certain conditions for public sale may exist.

(e)           Security was valued at fair value - At September 30, 2004, the Fund held fair-valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(f)            Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is ultimate maturity.

(g)           Non-income producing.

(h)           The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@            Face Amount/Value is less than $500.

+              At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $225,415,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $5,462,000 of which $12,440,000 related to appreciated securities and $6,978,000 related to depreciated securities.

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Short:
5 Year U.S. Treasury Note	478	$52,939	Dec-04	$(246)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.
By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date: